Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Other Non Current Assets [Abstract]
Prepaid expenses		$ 82	$ 33
Receivable from related party	[1]	53	55
Total		$ 135	$ 88

[1]	#Loan given to Saaranya Hospitality Technologies Private Limited (equity-accounted investee) (refer note 38).